Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM/(USED IN) OPERATING ACTIVITIES
Net income (loss)	$ 555,911	$ (125,327)
Deduct earnings of associate	(97,743)	(29,577)
Dividends received from associate	74,458	29,026
Add (deduct) non-cash items:
Depreciation and amortization	363,084	357,129
Income tax expense (recovery)	110,427	(62,105)
Share-based compensation expense (recovery)	(1,160)	55,253
Finance costs	144,406	164,837
Other	(3,877)	13,151
Income taxes paid	(57,941)	(2,871)
Other cash payments, including share-based compensation	(10,530)	(3,357)
Cash flows from operating activities before undernoted	1,077,035	396,159
Changes in non-cash working capital (note 17(a))	(83,109)	64,923
Cash flows from/(used in) operating activities	993,926	461,082
CASH FLOWS FROM/(USED IN) FINANCING ACTIVITIES
Payments for repurchase of shares	(62,898)	0
Dividend payments to Methanex Corporation shareholders	(24,634)	(36,004)
Interest paid	(164,616)	(165,450)
Net proceeds on issue of long-term debt	0	865,415
Repayment on Geismar 3 construction facility	(173,000)	0
Repayment of long-term debt and financing fees (note 8)	(62,381)	(295,917)
Draw on revolving credit facility	0	300,000
Repayment of revolving credit facility	0	(300,000)
Repayment of lease obligations	(101,054)	(106,834)
Release of restricted cash relating to limited recourse debt facilities	28,926	(4,322)
Equity contributions by/acquisitions of non-controlling interests	650
Equity contributions by/acquisitions of non-controlling interests		(1,214)
Distributions to non-controlling interests	(110,406)	(34,658)
Proceeds on issue of shares on exercise of stock options	252	204
Proceeds from other limited recourse debt	25,161	12,839
Changes in non-cash working capital related to financing activities (note 17(a))	(1,350)	0
Cash flows from/(used in) financing activities	(642,650)	234,059
CASH FLOWS FROM/(USED IN) INVESTING ACTIVITIES
Property, plant and equipment	(103,485)	(128,786)
Geismar plant under construction	(141,952)	(213,030)
Proceeds from sale of assets	0	9,828
Restricted cash for capital projects	0	1,772
Changes in non-cash working capital related to investing activities (note 17(a))	(7,611)	52,153
Cash flows from/(used in) investing activities	(253,048)	(278,063)
Increase in cash and cash equivalents	98,228	417,078
Cash and cash equivalents, beginning of year	833,841	416,763
Cash and cash equivalents, end of year	$ 932,069	$ 833,841